Cost of sales	12 Months Ended
Dec. 31, 2021
Cost of sales [Abstract]
Cost of sales
4. Cost of sales

Accounting policy
Cost of sales include all costs generally associated with the production of inventory whereas other costs are disclosed separately or included in other costs. The carrying amount of metal inventory is recognised in cost of sales when the related sale is recognised. The cost of consumable stores is included in cost of sales when consumed. The accounting policy relating to inventory is included in note 23 and amortisation and depreciation in note 14 and note 15.

The following accounting policies relate to employee costs that are included in cost of sales:

Short-term employee benefits
Short-term employee benefits are expensed as the related service is provided. A liability is recognised for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be reliably estimated.

Pension and provident funds
The Group operates a defined contribution retirement plan and contributes to a number of industry-based defined contribution retirement plans. The retirement plans are funded by payments from employees and Group companies.
Contributions to defined contribution funds are expensed as incurred.

Figures in million – SA rand	Notes	2021	2020	2019
Salaries and wages		(26,214)	(23,850)	(21,216)
Consumable stores	23	(18,847)	(16,404)	(12,784)
Utilities		(8,099)	(6,801)	(6,089)
Mine contracts		(5,193)	(3,790)	(3,566)
Recycling[1]		(39,220)	(24,418)	(13,968)
Other		(8,975)	(4,663)	(1,879)
Ore reserve development costs capitalised		5,535	4,150	3,402
Cost of sales, before amortisation and depreciation		(101,013)	(75,776)	(56,100)
Amortisation and depreciation	14,15	(8,293)	(7,593)	(7,214)
Total cost of sales		(109,306)	(83,369)	(63,314)
[1] Recycling cost consists of cost relating to the purchasing of spent catalytic material and the cost incurred to convert the spent catalytic material into finished PGMs
The SA region employees are members of various defined contribution retirement plans. The cost of providing retirement benefits for the year amounted to R1,520 million (2020: R1,351 million and 2019: R1,234 million).